Earnings per share - Schedule of Income (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Net income (loss)	$ (13,436)	$ (2,431)	$ (21,075)	$ (2,411)	$ (10,387)	$ (6,703)
Weighted average shares outstanding – basic (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Net income (loss) attributable to common shareholders - basic (in dollars per share)	$ (1.64)	$ (0.40)	$ (2.93)	$ (0.39)	$ (0.40)	$ (0.28)
Diluted earnings per share
Net income (loss)	$ (13,436)	$ (2,431)	$ (21,075)	$ (2,411)	$ (10,387)	$ (6,703)
Weighted average shares outstanding – basic (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Assumed exercise of warrants (in shares)	0	0	0	0	0	0
Common shares potentially issuable (in shares)	0	0	0	0	0	0
Weighted average shares outstanding – diluted (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Net income (loss) attributable to common shareholders - diluted (in dollars per share)	$ (1.64)	$ (0.40)	$ (2.93)	$ (0.39)	$ (0.40)	$ (0.28)